SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS On February 7, 2022, the Company entered into Subordinated Note Purchase Agreements (each, a “Purchase Agreement”) with certain institutional accredited investors and qualified institutional buyers (the “Purchasers” and each, a "Purchaser") pursuant to which the Company issued and sold in a private offering $48.0 million in aggregate
NOTE 21.    SUBSEQUENT EVENTS (Continued)
principal amount of its 3.50% Fixed-to-Floating Rate Subordinated notes due 2032 (the “Notes”). The Company used a portion of the net proceeds to repay borrowings under its Line of Credit and to make purchases under the Program and intends to use the remaining proceeds for general corporate purposes, including capital and liquidity to support its growth and further purchases under the Program.
The Notes mature on February 7, 2032 and bear interest at an initial fixed rate of 3.50% per annum, payable quarterly in arrears. From and including February 7, 2027, to but excluding the maturity date or early redemption date, the interest rate will reset quarterly to a Three-Month Term Secured Overnight Financing Rate plus 205 basis points, payable quarterly in arrears. The Company will be entitled to redeem the Notes, in whole or in part, on any interest payment on or after February 7, 2027, and to redeem the Notes in whole upon certain other events.
On February 16, 2022, the Company announced that its Board of Directors approved a stock repurchase program (the "Program") that authorizes the Company to repurchase up to $10.0 million of its common stock. The Program will be in effect until December 31, 2022 with the timing of purchases and number of shares repurchased under the Program dependent upon a variety of factors including price, trading volume, corporate and regulatory requirements, and market conditions. The Company is not obligated to purchase any shares under the Program and the Program may be suspended or discontinued at any time without notice.